Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended December 31
	2017	2016	2015
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	(6,115)	(209)	8,340

Weighted average ordinary shares outstanding (1)	10,675,757	10,677,700	10,715,634

Dilutive effect:
Stock options and warrants	-	-	42,736

Diluted weighted average ordinary shares Outstanding	10,675,757	10,677,700	10,758,370

Basic profit (loss) per share from continuing operations	(0.57)	(0.02)	0.78

Diluted profit (loss) per share from continuing operations	(0.57)	(0.02)	0.78